Deposits (Estimated amounts Of Uninsured Time Deposits And Certificates Of Deposit Issued By Domestic And Foreign Offices) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 20,209	¥ 20,885
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	30,059	24,926
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	13,977	10,437
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	22,503	18,505
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	6,232	10,448
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 7,556	¥ 6,421